Organization and summary of significant accounting policies (Details Textual) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Description of Activities of Parent Company				developing and marketing advanced municipal and industrial wastewater treatment and carbon reducing power generation technologies.		developing and marketing advanced municipal and industrial wastewater treatment and carbon reducing power generation technologies.
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	15.00%	15.00%		15.00%		15.00%
Contract Revenue As Percentage Of Total Revenue						5.00%	35.00%
Sales and marketing	$ 598,000	$ 561,000	$ 561,000	$ 2,188,000	$ 1,699,000	$ 2,448,000	$ 1,281,000
Convertible Debt	3,068,000	2,821,000		3,068,000		2,821,000	8,892,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used				Monte Carlo Simulation lattice model		Monte Carlo Simulation lattice model
Asset Impairment Charges			62,000		62,000
Property, Plant and Equipment, Depreciation Methods				straight-line method		straight-line method
Gain (Loss) on Disposition of Property				(131,000)	(62,000)	(62,000)	0
Series B Convertible Preferred Stock [Member]
Stock Issued During Period Shares Convertible Debt and Accrued Interest							791,668
Convertible Debt and Accrued Interest Price Per Share							$ 2.40
One Customer [Member]
Entity Wide Accounts Receivable Major Customer Percentage						96.00%
Two Customers [Member]
Entity Wide Accounts Receivable Major Customer Percentage						92.00%
Three Customers [Member]
Entity Wide Accounts Receivable Major Customer Percentage							96.00%
UPA [Member]
Sales and marketing				129,000
Selling and Marketing Expense [Member]
Loss On Sale Of System				$ 131,000